Inventories	12 Months Ended
Dec. 31, 2016
Inventory, Net [Abstract]
Inventories
INVENTORIES
The classes of inventory as of December 31 are summarized as follows ($ in millions):

	2016	2015
Finished goods	$884.4	$854.6
Work in process	299.4	242.8
Raw materials	525.6	475.7
Total	$1,709.4	$1,573.1

As of December 31, 2016 and 2015, the difference between inventories valued at LIFO and the value of that same inventory if the FIFO method had been used was not significant. The liquidation of LIFO inventory did not have a significant impact on the Company’s results of operations in any period presented.